Borrowings (Details Narrative)		1 Months Ended	2 Months Ended	3 Months Ended				4 Months Ended							5 Months Ended					6 Months Ended								7 Months Ended			8 Months Ended									9 Months Ended			10 Months Ended				11 Months Ended					12 Months Ended
	Jan. 05, 2022 USD ($)	Jan. 25, 2021 USD ($)	Mar. 13, 2020 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 30, 2021 USD ($)	Apr. 11, 2019 USD ($)	May 11, 2022 USD ($)	May 10, 2021 USD ($)	Apr. 30, 2021 USD ($)	Apr. 28, 2021 USD ($)	May 08, 2019 USD ($)	Apr. 15, 2019 USD ($)	Apr. 30, 2018 USD ($)	May 31, 2022 USD ($)	Jun. 08, 2021 USD ($)	May 31, 2021 USD ($)	Jun. 01, 2018 USD ($)	May 18, 2018 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 28, 2021 USD ($)	Jun. 18, 2021 USD ($)	Jun. 28, 2019 USD ($)	Jun. 27, 2019 USD ($)	Jun. 29, 2018 USD ($)	Jun. 28, 2017 USD ($)	Jul. 31, 2021 USD ($)	Jul. 24, 2019 USD ($)	Jul. 18, 2017 USD ($)	Sep. 09, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 31, 2021 USD ($)	Aug. 25, 2021 USD ($)	Aug. 23, 2021 USD ($)	Aug. 20, 2021 USD ($)	Aug. 31, 2019 USD ($)	Aug. 30, 2018 USD ($)	Aug. 29, 2018 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2020 USD ($)	Oct. 10, 2019 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2019 USD ($)	Nov. 09, 2018 USD ($)	Dec. 15, 2022 USD ($)	Dec. 07, 2022 USD ($)	Nov. 30, 2022 USD ($)	Dec. 15, 2021 USD ($)	Dec. 13, 2018 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Jan. 13, 2021 USD ($)
Debt Instrument [Line Items]
Long-Term Debt																																$ 1,361,709,000																				$ 1,945,447,000	$ 1,361,709,000
Long-Term Line of Credit																																825,267,000																				874,038,000	825,267,000
Finance Lease, Liability																																$ 0																				389,007,000	0
Contractual Obligation																																																				264,634,000
Finance Lease, Interest Expense																																																				12,243,000	$ 0	$ 0
Payments related to finance lease liabilities																																																				$ 10,389,000
Debt Instrument, Covenant Description																																																				The Company’s credit facilities and certain financial liabilities also require compliance with a number of financial covenants, including: (i) maintain a required security ranging over 105% to 140%; (ii) minimum free consolidated liquidity in an amount equal to $500 per owned vessel and a number of vessels as defined in the Company’s credit facilities and financial liabilities; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities or total debt to total assets (as defined in the Company’s credit facilities and financial liabilities) ranging from less than 0.75 to 0.80; and (v) maintain a minimum net worth ranging from $30,000 to $135,000.
Debt Instrument, Covenant Compliance																																																				As of December 31, 2022, Navios Partners was in compliance with the financial covenants and/or the prepayments and/or the cure provisions, as applicable, in each of its credit facilities and certain financial liabilities.
Long-Term Debt, Weighted Average Interest Rate, at Point in Time																																4.10%																				5.30%	4.10%	4.50%
Financial Liabilities [Member] | Navios Fantastiks and Navios Beaufiks [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Date																																																				December 2018
Finance lease, liability																																																				$ 25,000,000
Finance Lease, Liability																																																				16,070,000
Purchase Obligation																																																				$ 6,300,000
Financial Liabilities [Member] | Navios Sol [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit							$ 20,000,000
Maturity date																																																				second quarter of 2029
Sale Leaseback Transaction, Date																																																				April 5, 2019
Finance lease, liability																																																				$ 20,000,000
Finance Lease, Liability																																																				15,619,000
Purchase Obligation																																																				$ 6,300,000
Vessel year built																																																				2009
Vessel type																																																				Capesize
Financial Liabilities [Member] | Navios Sagittarius [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																								$ 7,500,000
Maturity date																																																				second quarter of 2022
Sale Leaseback Transaction, Date																																																				June 7, 2019
Finance lease, liability																																																				$ 7,500,000
Purchase Obligation																																																				$ 2,000,000
Vessel year built																																																				2006
Vessel type																																																				Panamax
Vessel capacity in DWT																																																				75,756
Financial Liabilities [Member] | Navios Ace [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																													$ 22,000,000
Maturity date																																																				third quarter of 2030
Sale Leaseback Transaction, Date																																																				July 2, 2019
Finance lease, liability																																																				$ 22,000,000
Finance Lease, Liability																																																				17,828,000
Purchase Obligation																																																				$ 6,300,000
Vessel year built																																																				2011
Vessel type																																																				Capesize
Vessel capacity in DWT																																																				179,016
Financial Liabilities [Member] | Navios Bonavis [member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																						$ 15,000,000
Maturity date																																																				second quarter of 2027
Sale Leaseback Transaction, Date																																																				June 2021
Finance lease, liability																																																				$ 15,000,000
Finance Lease, Liability																																																				12,622,000
Purchase Obligation																																																				$ 5,000,000
Vessel year built																																																				2009
Vessel type																																																				Capesize
Vessel capacity in DWT																																																				180,022
Financial Liabilities [Member] | Navios Ray [member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																						$ 18,500,000
Maturity date																																																				second quarter of 2030
Sale Leaseback Transaction, Date																																																				June 2021
Finance lease, liability																																																				$ 18,500,000
Finance Lease, Liability																																																				16,505,000
Purchase Obligation																																																				$ 5,000,000
Vessel year built																																																				2012
Vessel type																																																				Capesize
Vessel capacity in DWT																																																				179,515
Financial Liabilities [Member] | Navios Pollux [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																																		$ 15,000,000
Maturity date																																																				third quarter of 2027
Sale Leaseback Transaction, Date																																																				August 16, 2021
Finance lease, liability																																																				$ 15,000,000
Finance Lease, Liability																																																				12,884,000
Purchase Obligation																																																				$ 5,000,000
Vessel year built																																																				2009
Vessel type																																																				Capesize
Vessel capacity in DWT																																																				180,727
Financial Liabilities [Member] | Navios Primavera [member]
Debt Instrument [Line Items]
Maturity date																																																				third quarter of 2032
Sale Leaseback Transaction, Date																																																				December 20, 2021
Finance lease, liability																																																				$ 25,264,000
Finance Lease, Liability																																																				24,627,000
Purchase Obligation																																																				$ 10,500,000
Vessel type																																																				Panamax
Vessel capacity in DWT																																																				82,003
Date of delivery																																																				July 2022
Financial Liabilities [Member] | Twelve Containerships [Member]
Debt Instrument [Line Items]
Maturity date																																																				first quarter of 2026
Debt Instrument, Description of Variable Rate Basis																																																				SOFR
Debt Instrument, Basis Spread on Variable Rate																																																				2.10%
Discount																																																				$ 800,000
Sale Leaseback Transaction, Date																																																				October, 2022
Finance lease, liability																																																				$ 100,000,000
Finance Lease, Liability																																																				93,490,000
Purchase Obligation																																																				$ 41,445,000
Drawn down date																																																				October 31, 2022
Financial Liabilities [Member] | Navios Alegria [member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																																																$ 24,000,000
Maturity date																																																				fourth quarter of 2032
Sale Leaseback Transaction, Date																																																				November 15, 2022
Finance lease, liability																																																				$ 24,000,000
Finance Lease, Liability																																																				23,803,000
Purchase Obligation																																																				$ 375,000
Vessel year built																																																				2016
Vessel type																																																				Panamax
Vessel capacity in DWT																																																				84,852
Financial Liabilities [Member] | Navios Sagittarius II [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																																															$ 10,500,000
Maturity date																																																				fourth quarter of 2026
Sale Leaseback Transaction, Date																																																				December 5, 2022
Finance lease, liability																																																				$ 10,500,000
Finance Lease, Liability																																																				10,344,000
Purchase Obligation																																																				$ 3,000,000
Vessel year built																																																				2006
Vessel type																																																				Panamax
Vessel capacity in DWT																																																				75,756
Finance Lease Liabilities [Member] | Navios Azalea [member]
Debt Instrument [Line Items]
Vessel year built																																																				2022
Vessel type																																																				Capesize
Vessel capacity in DWT																																																				182,064
Date of delivery																																																				November 17, 2022
Outstanding balance under sale and leaseback transaction																																																				$ 39,640,000
Debt Instrument, Periodic Payment																																																				$ 261,000
Debt Instrument, Frequency of Periodic Payment																																																				monthly
Purchase option																																																				$ 9,500,000
Lessee, Operating Lease, Description																																																				15-year
Lessee, Operating Lease, Discount Rate																																																				7.00%
Repayment years																																																				15
Finance Lease Liabilities [Member] | Navios Armonia [member]
Debt Instrument [Line Items]
Vessel year built																																																				2022
Vessel type																																																				Capesize
Vessel capacity in DWT																																																				182,079
Date of delivery																																																				September 21, 2022
Outstanding balance under sale and leaseback transaction																																																				$ 39,419,000
Debt Instrument, Periodic Payment																																																				$ 264,000
Debt Instrument, Frequency of Periodic Payment																																																				monthly
Purchase option																																																				$ 9,500,000
Lessee, Operating Lease, Description																																																				15-year
Lessee, Operating Lease, Discount Rate																																																				7.00%
Repayment years																																																				15
Finance Lease Liabilities [Member] | Navios Astra [member]
Debt Instrument [Line Items]
Finance Lease, Liability																																																				$ 42,781,000
Purchase Obligation																																																				$ 16,463,000
Vessel year built																																																				2022
Vessel type																																																				Capesize
Vessel capacity in DWT																																																				182,393
Date of delivery																																																				September 13, 2022
Outstanding balance under sale and leaseback transaction																																																				$ 42,060,000
Debt Instrument, Periodic Payment																																																				$ 243,000
Debt Instrument, Frequency of Periodic Payment																																																				monthly
Lessee, Operating Lease, Description																																																				10-year
Lessee, Operating Lease, Discount Rate																																																				7.00%
Repayment years																																																				ten
Sale and Leaseback Agreements [Member]
Debt Instrument [Line Items]
Deposits																																$ 10,078,000																				$ 8,650,000	$ 10,078,000
Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $71,500 [Member]
Debt Instrument [Line Items]
Maturity date																																																				April 2024
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				3.05%
Line of Credit Facility, Frequency of Payments																																																				quarterly
Sale Leaseback Transaction, Date																																																				March 31, 2018
Finance Lease, Liability																																																				$ 71,500,000
Purchase Obligation																																																				35,750,000
Outstanding balance under sale and leaseback transaction																																																				43,198,000
Proceeds from Issuance of Debt														$ 71,500,000
Debt Instrument, Periodic Payment																																																				$ 1,490,000
Vessels financed																																																				four product tankers
Number of repayment installments																																																				24
Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $103,155 [Member]
Debt Instrument [Line Items]
Maturity date																																																				March and April 2026
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				3.50%
Sale Leaseback Transaction, Date																																																				March and April 2019
Finance Lease, Liability																																																				$ 103,155,000
Purchase Obligation																																																				$ 33,975,000
Sale and leaseback transaction, description																																																				to refinance $50,250 outstanding on the existing facility on three product tankers and to finance two product tankers
Outstanding balance under sale and leaseback transaction																																																				$ 64,817,000
Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $15,000 [Member]
Debt Instrument [Line Items]
Maturity date																																																				August 2024
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				3.80%
Sale Leaseback Transaction, Date																																																				August 2019
Finance Lease, Liability																																																				$ 15,000,000
Outstanding balance under sale and leaseback transaction																																																				8,594,000
Debt Instrument, Periodic Payment																																																				$ 156,000
Vessels financed																																																				one product tanker
Number of repayment installments																																																				60
Debt Instrument, Frequency of Periodic Payment																																																				monthly
Purchase option																																																				$ 5,625,000
Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $47,220 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR plus a margin ranging from 350 bps to 360 bps per annum
Sale Leaseback Transaction, Date																																																				September 2019
Finance Lease, Liability																																																				$ 47,220,000
Purchase Obligation																																																				17,950,000
Outstanding balance under sale and leaseback transaction																																																				$ 28,260,000
Vessels financed																																																				three product tankers
Debt Instrument, Frequency of Periodic Payment																																																				quarterly
Maturity date																																																				September 2023 and September 2026
Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $90,811 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR plus a margin ranging from 335 bps to 355 bps per annum
Sale Leaseback Transaction, Date																																																				October 2019
Finance Lease, Liability																																																				$ 90,811,000
Prepayment of Sale and Leaseback Transaction															$ 11,295,000
Outstanding balance under sale and leaseback transaction																																																				$ 47,581,000
Vessels financed																																																				six product tankers
Debt Instrument, Frequency of Periodic Payment																																																				quarterly
Purchase option																																																				$ 16,500,000
Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $72,053 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR plus margin of 390 bps per annum
Sale Leaseback Transaction, Date																																																				June 2020
Finance Lease, Liability																																																				$ 72,053,000
Purchase Obligation																																																				20,963,000
Prepayment of Sale and Leaseback Transaction										$ 6,210,000																																										5,903,000
Outstanding balance under sale and leaseback transaction																																																				45,610,000
Debt Instrument, Periodic Payment																																																				$ 1,369,000
Vessels financed																																																				one MR1, one MR2 and two LR1s
Number of repayment installments																																																				18
Debt Instrument, Frequency of Periodic Payment																																																				quarterly
Upon Acquisition Of Navios Acquisition [Member] | BNP Paribas $44m Loan Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Dec. 18, 2015
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 44,000,000
Long-Term Debt, Description																																																				for the partial post-delivery financing of a LR1 product tanker and a MR2 product tanker
Repayments of Debt																																																					22,000,000
Maturity date																																																				December 2021
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				2.30%
Line of Credit Facility, Frequency of Payments																																																				semi-annual
Line of Credit Facility, Periodic Payment																																																				$ 2,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																				$ 20,000,000
Repayment installments																																																				12
Upon Acquisition Of Navios Acquisition [Member] | BNP Paribas $96m Loan Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 96,000,000
Long-Term Debt, Description																																																				to partially refinance the existing indebtedness of five tanker vessels
Maturity date																																																				third quarter of 2025
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				2.85%
Long-Term Line of Credit																																																				$ 71,375,000
Number of repayment installments																																																				11
Line of Credit Facility, Frequency of Payments																																																				quarterly
Line of Credit Facility, Periodic Payment																																																				$ 5,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																				$ 16,375,000
Description of collateral																																																				one container vessel was added as collatera
Line of credit facility issuance date																																																				August 2021
Upon Acquisition Of Navios Acquisition [Member] | HCOB $24m Loan Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 24,000,000
Long-Term Debt, Description																																																				to refinance the credit facility with ABN AMRO Bank N.V. of its two chemical tankers
Maturity date																																																				September 2021
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				3.00%
Prepayments of debt																																	$ 14,847,000
Number of repayment installments																																																				17
Line of Credit Facility, Frequency of Payments																																																				quarterly
Line of Credit Facility, Periodic Payment																																																				$ 572,000
Line of credit facility issuance date																																																				June 2017
Upon Acquisition Of Navios Acquisition [Member] | HCOB $31.80m Loan Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 31,800,000
Long-Term Debt, Description																																																				to refinance the existing facility of one VLCC
Maturity date																																																				October 2020
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				2.80%
Number of repayment installments																																																				4
Line of Credit Facility, Frequency of Payments																																																				quarterly
Line of Credit Facility, Periodic Payment																																																				$ 846,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																				$ 28,416,000
Line of credit facility issuance date																																																				October 2019
Upon Acquisition Of Navios Acquisition [Member] | Extended HCOB $31.80m Loan Facility [Member]
Debt Instrument [Line Items]
Maturity date																																																				October 2024
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				3.90%
Prepayments of debt																																	25,878,000
Line of Credit Facility, Frequency of Payments																																																				quarterly
Line of Credit Facility, Periodic Payment																																																				$ 846,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																				$ 14,880,000
Repayment installments																																																				16
Upon Acquisition Of Navios Acquisition [Member] | HCOB $190,216 Loan Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 190,216,000
Long-Term Debt, Description																																																				to partially refinance the existing indebtedness of seven tanker vessels
Maturity date																																																				second quarter of 2025
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				2.95%
Long-Term Line of Credit																																																				$ 153,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																				$ 91,367,000
Description of collateral																																																				two container vessels were added as collaterals
Line of credit facility issuance date																																																				August 2021
Upon Acquisition Of Navios Acquisition [Member] | Eurobank Ergasias S.A. $20.8m Loan Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 20,800,000
Long-Term Debt, Description																																																				to refinance two LR1s
Maturity date																																																				second quarter of 2024
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				3.00%
Long-Term Line of Credit																																																				$ 12,800,000
Line of Credit Facility, Frequency of Payments																																																				quarterly
Line of Credit Facility, Periodic Payment																																																				$ 800,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																				$ 8,000,000
Repayment installments																																																				6
Line of credit facility issuance date																																																				June 2020
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $33,000 [Member]
Debt Instrument [Line Items]
Maturity date																																																				first quarter of 2032
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				2.00%
Sale Leaseback Transaction, Date																																																				November 2019
Finance Lease, Liability																																																				$ 33,000,000
Outstanding balance under sale and leaseback transaction																																																				24,937,000
Debt Instrument, Periodic Payment																																																				$ 224,000
Vessels financed																																																				a Capesize vessel
Number of repayment installments																																																				111
Debt Instrument, Frequency of Periodic Payment																																																				monthly
Purchase option																																																				$ 750,000
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $35,000 [Member]
Debt Instrument [Line Items]
Maturity date																																																				first quarter of 2032
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				2.00%
Sale Leaseback Transaction, Date																																																				February 2020
Finance Lease, Liability																																																				$ 35,000,000
Outstanding balance under sale and leaseback transaction																																																				26,913,000
Debt Instrument, Periodic Payment																																																				$ 238,000
Vessels financed																																																				a Capesize vessel
Number of repayment installments																																																				112
Debt Instrument, Frequency of Periodic Payment																																																				monthly
Purchase option																																																				$ 750,000
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $19,000 - November 2021 [Member]
Debt Instrument [Line Items]
Maturity date																																																				fourth quarter of 2029
Sale Leaseback Transaction, Date																																																				November 2021
Finance Lease, Liability																																																				$ 19,000,000
Purchase Obligation																																																				3,600,000
Outstanding balance under sale and leaseback transaction																																																				17,047,000
Debt Instrument, Periodic Payment																																																				$ 204,000
Vessels financed																																																				a Capesize vessel
Number of repayment installments																																																				86
Debt Instrument, Frequency of Periodic Payment																																																				monthly
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $19,000 - December 2021 I [Member]
Debt Instrument [Line Items]
Maturity date																																																				fourth quarter of 2029
Sale Leaseback Transaction, Date																																																				December 2021
Finance Lease, Liability																																																				$ 19,000,000
Purchase Obligation																																																				3,600,000
Outstanding balance under sale and leaseback transaction																																																				17,047,000
Debt Instrument, Periodic Payment																																																				$ 204,000
Vessels financed																																																				a Capesize vessel
Number of repayment installments																																																				86
Debt Instrument, Frequency of Periodic Payment																																																				monthly
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $19,000 - December 2021 II [Member]
Debt Instrument [Line Items]
Maturity date																																																				first quarter of 2029
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				2.00%
Sale Leaseback Transaction, Date																																																				December 2021
Finance Lease, Liability																																																				$ 19,000,000
Purchase Obligation																																																				1,000,000
Outstanding balance under sale and leaseback transaction																																																				16,429,000
Debt Instrument, Periodic Payment																																																				$ 214,000
Vessels financed																																																				a Capesize vessel
Number of repayment installments																																																				75
Debt Instrument, Frequency of Periodic Payment																																																				monthly
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $20,000 [Member]
Debt Instrument [Line Items]
Maturity date																																																				fourth quarter of 2027
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				3.00%
Sale Leaseback Transaction, Date																																																				December 2021
Finance Lease, Liability																																																				$ 20,000,000
Purchase Obligation																																																				3,500,000
Outstanding balance under sale and leaseback transaction																																																				17,021,000
Debt Instrument, Periodic Payment																																																				$ 229,000
Vessels financed																																																				a Capesize vessel
Number of repayment installments																																																				62
Debt Instrument, Frequency of Periodic Payment																																																				monthly
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $12,000 [Member]
Debt Instrument [Line Items]
Maturity date																																																				first quarter of 2027. As of December 31, 2022, the outstanding balance under the sale and leaseback agreement was $
Sale Leaseback Transaction, Date																																																				February 2022
Finance Lease, Liability																																																				$ 12,000,000
Outstanding balance under sale and leaseback transaction																																																				10,341,000
Debt Instrument, Periodic Payment																																																				$ 208,000
Vessels financed																																																				a Panamax vessel
Number of repayment installments																																																				53
Debt Instrument, Frequency of Periodic Payment																																																				monthly
Purchase option																																																				$ 1,600,000
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $22,000 [Member]
Debt Instrument [Line Items]
Maturity date																																																				third quarter of 2032
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				1.55%
Sale Leaseback Transaction, Date																																																				July 2022
Finance Lease, Liability																																																				$ 22,000,000
Purchase Obligation																																																				3,000,000
Outstanding balance under sale and leaseback transaction																																																				21,050,000
Debt Instrument, Periodic Payment																																																				$ 158,000
Vessels financed																																																				a Panamax vessel
Number of repayment installments																																																				117
Debt Instrument, Frequency of Periodic Payment																																																				monthly
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Finance Lease Liabilities [Member] | Navios Magellan II [Member]
Debt Instrument [Line Items]
Finance Lease, Liability																																																				$ 19,385,000
Vessel year built																																																				2020
Vessel type																																																				Panamax
Vessel capacity in DWT																																																				82,037
Date of delivery																																																				July 29, 2022
Outstanding balance under sale and leaseback transaction																																																				$ 18,997,000
Debt Instrument, Periodic Payment																																																				$ 105,000
Debt Instrument, Frequency of Periodic Payment																																																				monthly
Purchase option																																																				$ 10,300,000
Lessee, Operating Lease, Description																																																				eight-year
Lessee, Operating Lease, Discount Rate																																																				6.00%
Repayment years																																																				eight
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Finance Lease Liabilities [Member] | Navios Galaxy II [Member]
Debt Instrument [Line Items]
Finance Lease, Liability																																																				$ 17,702,000
Vessel year built																																																				2020
Vessel type																																																				Panamax
Vessel capacity in DWT																																																				81,789
Date of delivery																																																				July 29, 2022
Outstanding balance under sale and leaseback transaction																																																				$ 17,222,000
Debt Instrument, Periodic Payment																																																				$ 115,000
Debt Instrument, Frequency of Periodic Payment																																																				monthly
Purchase option																																																				$ 7,513,000
Lessee, Operating Lease, Description																																																				eight-year
Lessee, Operating Lease, Discount Rate																																																				6.00%
Repayment years																																																				eight
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Finance Lease Liabilities [Member] | Navios Uranus [Member]
Debt Instrument [Line Items]
Finance Lease, Liability																																																				$ 17,607,000
Vessel year built																																																				2019
Vessel type																																																				Panamax
Vessel capacity in DWT																																																				81,516
Date of delivery																																																				July 29, 2022
Outstanding balance under sale and leaseback transaction																																																				$ 17,143,000
Debt Instrument, Periodic Payment																																																				$ 164,000
Debt Instrument, Frequency of Periodic Payment																																																				monthly
Purchase option																																																				$ 7,767,000
Lessee, Operating Lease, Description																																																				seven-year
Lessee, Operating Lease, Discount Rate																																																				6.00%
Repayment years																																																				seven
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Finance Lease Liabilities [Member] | Navios Felicity I [Member]
Debt Instrument [Line Items]
Finance Lease, Liability																																																				$ 17,473,000
Vessel year built																																																				2020
Vessel type																																																				Panamax
Vessel capacity in DWT																																																				81,946
Date of delivery																																																				July 29, 2022
Outstanding balance under sale and leaseback transaction																																																				$ 17,133,000
Debt Instrument, Periodic Payment																																																				$ 97,000
Debt Instrument, Frequency of Periodic Payment																																																				monthly
Purchase option																																																				$ 9,713,000
Lessee, Operating Lease, Description																																																				seven-year
Lessee, Operating Lease, Discount Rate																																																				6.00%
Repayment years																																																				seven
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Finance Lease Liabilities [Member] | Navios Herakles II [Member]
Debt Instrument [Line Items]
Finance Lease, Liability																																																				$ 17,791,000
Vessel year built																																																				2019
Vessel type																																																				Panamax
Vessel capacity in DWT																																																				82,036
Date of delivery																																																				July 29, 2022
Outstanding balance under sale and leaseback transaction																																																				$ 17,426,000
Debt Instrument, Periodic Payment																																																				$ 117,000
Debt Instrument, Frequency of Periodic Payment																																																				monthly
Purchase option																																																				$ 9,280,000
Lessee, Operating Lease, Description																																																				seven-year
Lessee, Operating Lease, Discount Rate																																																				6.00%
Repayment years																																																				seven
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Finance Lease Liabilities [Member] | Navios Coral [Member]
Debt Instrument [Line Items]
Finance Lease, Liability																																																				$ 35,173,000
Vessel year built																																																				2016
Vessel type																																																				Panamax
Vessel capacity in DWT																																																				84,904
Date of delivery																																																				July 29, 2022
Outstanding balance under sale and leaseback transaction																																																				$ 34,081,000
Debt Instrument, Periodic Payment																																																				$ 300,000
Debt Instrument, Frequency of Periodic Payment																																																				monthly
Purchase option																																																				$ 27,017,000
Lessee, Operating Lease, Description																																																				three-year
Lessee, Operating Lease, Discount Rate																																																				6.00%
Repayment years																																																				three
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Finance Lease Liabilities [Member] | Navios Amber [Member]
Debt Instrument [Line Items]
Finance Lease, Liability																																																				$ 35,229,000
Vessel year built																																																				2015
Vessel type																																																				Panamax
Vessel capacity in DWT																																																				80,994
Date of delivery																																																				July 29, 2022
Outstanding balance under sale and leaseback transaction																																																				$ 33,688,000
Debt Instrument, Periodic Payment																																																				$ 338,000
Debt Instrument, Frequency of Periodic Payment																																																				monthly
Purchase option																																																				$ 32,019,000
Lessee, Operating Lease, Description																																																				one-year
Lessee, Operating Lease, Discount Rate																																																				6.00%
Repayment years																																																				one
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Finance Lease Liabilities [Member] | Navios Citrine [Member]
Debt Instrument [Line Items]
Finance Lease, Liability																																																				$ 35,605,000
Vessel year built																																																				2017
Vessel type																																																				Panamax
Vessel capacity in DWT																																																				81,626
Date of delivery																																																				July 29, 2022
Outstanding balance under sale and leaseback transaction																																																				$ 34,547,000
Debt Instrument, Periodic Payment																																																				$ 273,000
Debt Instrument, Frequency of Periodic Payment																																																				monthly
Purchase option																																																				$ 27,936,000
Lessee, Operating Lease, Description																																																				three-year
Lessee, Operating Lease, Discount Rate																																																				6.00%
Repayment years																																																				three
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Finance Lease Liabilities [Member] | Navios Dolphin [Member]
Debt Instrument [Line Items]
Finance Lease, Liability																																																				$ 35,676,000
Vessel year built																																																				2017
Vessel type																																																				Panamax
Vessel capacity in DWT																																																				81,630
Date of delivery																																																				July 29, 2022
Outstanding balance under sale and leaseback transaction																																																				$ 34,621,000
Debt Instrument, Periodic Payment																																																				$ 272,000
Debt Instrument, Frequency of Periodic Payment																																																				monthly
Purchase option																																																				$ 27,940,000
Lessee, Operating Lease, Description																																																				three-year
Lessee, Operating Lease, Discount Rate																																																				6.00%
Repayment years																																																				three
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Finance Lease Liabilities [Member] | Navios Felix [Member]
Debt Instrument [Line Items]
Finance Lease, Liability																																																				$ 43,383,000
Vessel year built																																																				2016
Vessel type																																																				Capesize
Vessel capacity in DWT																																																				181,221
Date of delivery																																																				July 29, 2022
Outstanding balance under sale and leaseback transaction																																																				$ 43,030,000
Debt Instrument, Periodic Payment																																																				$ 540,000
Debt Instrument, Frequency of Periodic Payment																																																				monthly
Purchase option																																																				$ 36,766,000
Lessee, Operating Lease, Description																																																				one-year
Lessee, Operating Lease, Discount Rate																																																				6.00%
Repayment years																																																				one
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | CACIB and BNPP $105m Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 105,000,000
Long-Term Debt, Description																																																				for the refinancing of seven of its vessels
Proceeds from Lines of Credit	$ 105,000,000
Repayments of Debt																																											$ 10,260,000
Maturity date																																																				fourth quarter of 2024
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				2.85%
Long-Term Line of Credit																																																				$ 75,240,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																				$ 36,080,000
Line of credit facility issuance date																																																				December 2021
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | HCOB $101,750 [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 101,750,000
Long-Term Debt, Description																																																				for the refinancing of seven of its vessels
Proceeds from Lines of Credit	$ 101,750,000
Maturity date																																																				first quarter of 2024
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Prepayments of debt				$ 10,380,000																																				$ 83,515,000
Long-Term Line of Credit																																																				$ 91,345,000
Line of Credit Facility, Frequency of Payments																																																				quarterly
Line of Credit Facility, Periodic Payment																																																				$ 3,915,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																				$ 60,027,000
Repayment installments																																																				8
Line of credit facility issuance date																																																				December 2021
Upon completion of the NMCI Merger [member] | Minsheg Financial Leasing Co. Ltd [Member]
Debt Instrument [Line Items]
Number of repayment installments																																																				8
Line of Credit Facility, Frequency of Payments																																																				monthly
Sale Leaseback Transaction, Date																																																				May 25, 2018
Purchase Obligation																																																				$ 3,250,000
Vessel year built																																																				2008
Vessel type																																																				container
Sale and leaseback transaction, net proceeds financing activities																																																				$ 119,000,000
Sale and leaseback transaction, description																																																				to refinance the outstanding balance of the existing facilities of 18 containerships
Vessel capacity in TEU																																																				4,250
Prepayment of Sale and Leaseback Transaction																												$ 4,778,000															46,365,000
Outstanding balance under sale and leaseback transaction																																																				$ 3,620,000
Upon completion of the NMCI Merger [member] | Minsheg Financial Leasing Co. Ltd $119,060 [Member]
Debt Instrument [Line Items]
Discount			$ 1,191,000
Sale Leaseback Transaction, Date																																																				March 11, 2020
Sale and leaseback transaction, description																																																				to refinance the existing credit facilities of two 8,204 TEU containerships and two 10,000 TEU containerships
Prepayment of Sale and Leaseback Transaction																																								24,642,000
Outstanding balance under sale and leaseback transaction																																																				$ 59,677,000
Proceeds from Issuance of Debt			$ 119,060,000
Upon completion of the NMCI Merger [member] | Minsheg Financial Leasing Co. Ltd $119,060 [Member] | Two 10,000 TEU Containerships [Member]
Debt Instrument [Line Items]
Maturity date																																																				March 2027
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				3.10%
Number of repayment installments																																																				18
Line of Credit Facility, Frequency of Payments																																																				quarterly
Contractual Obligation																																																				$ 25,500,000
Debt Instrument, Periodic Payment																																																				$ 2,010
Minimum [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | HCOB $101,750 [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate																																																				3.25%
Minimum [Member] | Upon completion of the NMCI Merger [member] | Minsheg Financial Leasing Co. Ltd [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments																																																				$ 60,000
Maximum [Member] | Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $47,220 [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment																																																				1,362,000
Maximum [Member] | Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $90,811 [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment																																																				$ 1,834,000
Maximum [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | HCOB $101,750 [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate																																																				4.50%
Maximum [Member] | Upon completion of the NMCI Merger [member] | Minsheg Financial Leasing Co. Ltd [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments																																																				$ 63,000
Six Installments [Member] | Upon Acquisition Of Navios Acquisition [Member] | HCOB $190,216 Loan Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Frequency of Payments																																																				quarterly
Line of Credit Facility, Periodic Payment																																																				$ 7,343,000
Four Installments [Member] | Upon Acquisition Of Navios Acquisition [Member] | HCOB $190,216 Loan Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Frequency of Payments																																																				quarterly
Line of Credit Facility, Periodic Payment																																																				$ 4,518,000
One Installment [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | CACIB and BNPP $105m Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Frequency of Payments																																																				quarterly
Line of Credit Facility, Periodic Payment																																																				$ 5,720,000
Eight Installments [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | CACIB and BNPP $105m Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Frequency of Payments																																																				quarterly
Line of Credit Facility, Periodic Payment																																																				$ 4,180,000
69 Consecutive Monthly Payments [Member] | Financial Liabilities [Member] | Navios Fantastiks and Navios Beaufiks [Member]
Debt Instrument [Line Items]
Maturity date																																																				third quarter of 2024
Sale Leaseback Transaction, Monthly Rental Payments																																																				$ 161,000
60 Consecutive Monthly Payments [Member] | Financial Liabilities [Member] | Navios Fantastiks and Navios Beaufiks [Member]
Debt Instrument [Line Items]
Maturity date																																																				fourth quarter of 2023
Sale Leaseback Transaction, Monthly Rental Payments																																																				$ 155,000
120 Consecutive Monthly Payments [Member] | Financial Liabilities [Member] | Navios Sol [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments																																																				190,000
120 Consecutive Monthly Payments [Member] | Financial Liabilities [Member] | Navios Primavera [member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments																																																				209,000
120 Consecutive Monthly Payments [Member] | Financial Liabilities [Member] | Navios Alegria [member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments																																																				197,000
36 Consecutive Monthly Payments [Member] | Financial Liabilities [Member] | Navios Sagittarius [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments																																																				178,000
132 Consecutive Monthly Payments [Member] | Financial Liabilities [Member] | Navios Ace [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments																																																				198,000
72 Consecutive monthly payments [Member] | Financial Liabilities [Member] | Navios Bonavis [member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments																																																				192,000
72 Consecutive monthly payments [Member] | Financial Liabilities [Member] | Navios Pollux [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments																																																				192,000
108 Consecutive monthly payments [Member] | Financial Liabilities [Member] | Navios Ray [member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments																																																				186,000
First 15 monthly instalments [Member] | Financial Liabilities [Member] | Twelve Containerships [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments																																																				2,170,000
Next 12 monthly instalments [Member] | Financial Liabilities [Member] | Twelve Containerships [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments																																																				1,333,000
Last 12 monthly instalments [Member] | Financial Liabilities [Member] | Twelve Containerships [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments																																																				834,000
Consecutive Average Monthly Installments Equal 48 [Member] | Financial Liabilities [Member] | Navios Sagittarius II [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments																																																				$ 156,000
First Six Vessels [Member] | Minsheg Financial Leasing Co. Ltd [Member] | Upon completion of the NMCI Merger [member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Net Proceeds, Financing Activities																										$ 37,500,000
Four Vessels [Member] | Minsheg Financial Leasing Co. Ltd [Member] | Upon completion of the NMCI Merger [member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Net Proceeds, Financing Activities																																							$ 26,000,000
Four Additional Vessels [Member] | Minsheg Financial Leasing Co. Ltd [Member] | Navios Containers [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Net Proceeds, Financing Activities																																														$ 26,700,000
October 2022 [Member] | Upon completion of the NMCI Merger [member] | Minsheg Financial Leasing Co. Ltd [Member]
Debt Instrument [Line Items]
Number of vessels released as collateral																																																				12
First 17 Instalments [Member] | Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $103,155 [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment																																																				$ 2,267,000
Debt Instrument, Frequency of Periodic Payment																																																				quarterly
Last 1 Instalment [Member] | Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $103,155 [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment																																$ 1,369,000
Debt Instrument, Frequency of Periodic Payment																																																				quarterly
BNP PARIBAS $32m Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Jun. 26, 2017
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 32,000,000
Number of loan tranches																																																				2
Long-Term Debt, Description																																																				to partially finance the acquisition of the Navios Ace and the Navios Sol
Maturity date																																																				third quarter of 2021
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				3.00%
Prepayments of debt																	$ 7,377,000
BNP PARIBAS $32m Credit Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																											$ 17,000,000
Repayments of Debt																																																			$ 15,070,000
Write off of Deferred Debt Issuance Cost																																																			117,000
BNP PARIBAS $32m Credit Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																														$ 15,000,000
BNP PARIBAS $40m Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Apr. 28, 2021
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 40,000,000
Long-Term Debt, Description																																																				to refinance the existing credit facility dated June 26, 2017, as amended on April 9, 2019 and to finance the acquisition of two 2012 built 2,782 TEU containerships.
Proceeds from Lines of Credit									$ 40,000,000
Maturity date																																																				second quarter of 2025
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				2.85%
Long-Term Line of Credit																																																				$ 31,428,000
Number of repayment installments																																																				10
Line of Credit Facility, Frequency of Payments																																																				quarterly
Line of Credit Facility, Periodic Payment																																																				$ 1,429,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																				$ 17,140,000
DVB $44m Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Jul. 31, 2018
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 44,000,000
Number of loan tranches																																																				2
Long-Term Debt, Description																																																				to finance the acquisition of the Navios Sphera and the Navios Mars
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				2.90%
Prepayments of debt				32,835,000
DVB $44m Credit Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																																						$ 17,500,000
DVB $44m Credit Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																																						$ 26,500,000
DVB $66m Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Feb. 12, 2019
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 66,000,000
Number of loan tranches																																																				4
Long-Term Debt, Description																																																				to refinance the DVB credit facility dated June 28, 2017 and three capesize vessels previously included in the Term Loan B collateral package
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				2.60%
Prepayments of debt																				$ 37,875,000
DVB $66m Credit Facility [Member] | Tranche A and B [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit													$ 15,675,000
DVB $66m Credit Facility [Member] | Tranche C and D [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																																										$ 14,820,000
HCOB Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Sep. 26, 2019
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 140,000,000
Long-Term Debt, Description																																																				to refinance eight drybulk vessels and five Containerships, previously included in the Term Loan B collateral package
Proceeds from Lines of Credit																																										140,000,000
Maturity date																																																				third quarter of 2021
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				3.20%
Prepayments of debt																					$ 107,750,000
HCOB $160m Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				May 11, 2021
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 160,000,000
Long-Term Debt, Description																																																				in order to: (i) refinance its existing HCOB credit facility dated September 26, 2019; (ii) refinance the existing facility of one dry bulk vessel; and (iii) to partially finance the acquisition of one dry bulk vessel.
Proceeds from Lines of Credit																$ 160,000,000
Maturity date																																																				second quarter of 2025
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				3.10%
Prepayments of debt																																								$ 125,538,000				$ 3,836,000
HCOB $210m Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Sep. 05, 2022
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 210,000,000
Long-Term Debt, Description																																																				to refinance the existing indebtness of 20 of its vessels and for working capital purposes
Proceeds from Lines of Credit																															$ 210,000,000
Maturity date																																																				second quarter of 2025
Debt Instrument, Description of Variable Rate Basis																																																				SOFR
Debt Instrument, Basis Spread on Variable Rate																																																				2.50%
Prepayments of debt																																																	$ 10,239,000
Long-Term Line of Credit																																																				$ 190,248,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																				$ 113,616,000
HCOB $210m Credit Facility [Member] | First Two Instalments [Member]
Debt Instrument [Line Items]
Number of repayment installments																																																				2
Line of Credit Facility, Frequency of Payments																																																				quarterly
Line of Credit Facility, Periodic Payment																																																				$ 9,512,000
HCOB $210m Credit Facility [Member] | Next Eight Instalments [Member]
Debt Instrument [Line Items]
Number of repayment installments																																																				8
Line of Credit Facility, Frequency of Payments																																																				quarterly
Line of Credit Facility, Periodic Payment																																																				$ 7,201,000
Hellenic Bank Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Jun. 25, 2020
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 17,000,000
Long-Term Debt, Description																																																				to partially refinance the ABN credit facility dated December 12, 2019, relating to four of the containerships acquired from Navios Europe I
Prepayments of debt					$ 7,893,000
Extended Hellenic Bank Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Apr. 23, 2021
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 8,850,000
Long-Term Debt, Description																																																				to partially finance the acquisition of one containership from Navios Acquisition
Proceeds from Lines of Credit											$ 8,850,000
Maturity date																																																				fourth quarter of 2024
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Prepayments of debt															$ 8,534,000																		3,998,000											$ 468,000
Extended Hellenic Bank Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate																																																				3.00%
Extended Hellenic Bank Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate																																																				3.50%
Hellenic Bank Credit Facility $25,235 [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				May 09, 2022
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 25,235,000
Long-Term Debt, Description																																																				to refinance the existing indebtedness of five of its vessels and for working capital purposes
Proceeds from Lines of Credit								$ 25,235,000
Maturity date																																																				second quarter of 2027
Debt Instrument, Description of Variable Rate Basis																																																				SOFR
Debt Instrument, Basis Spread on Variable Rate																																																				2.50%
Long-Term Line of Credit																																																				$ 22,745,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																				$ 5,000,000
Hellenic Bank Credit Facility $25,235 [Member] | First Twelve Instalments [Member]
Debt Instrument [Line Items]
Number of repayment installments																																																				12
Line of Credit Facility, Frequency of Payments																																																				quarterly
Line of Credit Facility, Periodic Payment																																																				$ 1,035,000
Hellenic Bank Credit Facility $25,235 [Member] | Next Five Instalments [Member]
Debt Instrument [Line Items]
Number of repayment installments																																																				5
Line of Credit Facility, Frequency of Payments																																																				quarterly
Line of Credit Facility, Periodic Payment																																																				$ 895,000
Hellenic Bank Credit Facility $25,235 [Member] | Last One Instalment [Member]
Debt Instrument [Line Items]
Number of repayment installments																																																				1
Line of Credit Facility, Periodic Payment																																																				$ 850,000
Nordea Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Mar. 26, 2018
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 14,300,000
Number of loan tranches																																																				2
Long-Term Debt, Description																																																				to partially finance the acquisition of the Navios Symmetry and the Navios Altair I
Maturity date																																																				second quarter of 2023
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				3.00%
Prepayments of debt																																											$ 2,084,000
Nordea Credit Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																			$ 7,150,000
Nordea Credit Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																		$ 7,150,000
Write off of Deferred Debt Issuance Cost																																																			95,000
Prepayments of debt																																																			$ 6,554,000
NIBC Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Dec. 28, 2018
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 28,500,000
Number of loan tranches																																																				3
Long-Term Debt, Description																																																				to refinance three Ultra-Handymax vessels, previously included in the Term Loan B collateral package
Maturity date																																																				fourth quarter of 2023
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				2.75%
Long-Term Line of Credit																																																				$ 15,867,000
Number of repayment installments																																																				4
Line of Credit Facility, Frequency of Payments																																																				quarterly
Line of Credit Facility, Periodic Payment																																																				$ 751,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																				$ 12,862,000
Number of vessels released as collateral																																																				1
Description of collateral																																																				one
NIBC Credit Facility [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit												$ 11,915,000
NIBC Credit Facility [Member] | Two Remaining Tranches [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																																										13,475,000
Skandinaviska Enskilda $55,000 [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Jun. 29, 2022
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 55,000,000
Long-Term Debt, Description																																																				to refinance the existing indebtedness of four of its vessels and for general corporate purposes
Proceeds from Lines of Credit																				$ 55,000,000
Maturity date																																																				second quarter of 2027
Debt Instrument, Description of Variable Rate Basis																																																				SOFR
Debt Instrument, Basis Spread on Variable Rate																																																				2.25%
Long-Term Line of Credit																																																				$ 51,080,000
Number of repayment installments																																																				17
Line of Credit Facility, Frequency of Payments																																																				quarterly
Line of Credit Facility, Periodic Payment																																																				$ 1,960,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																				$ 17,760,000
ABN Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Dec. 12, 2019
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 23,500,000
Long-Term Debt, Description																																																				to finance the acquisition of the five container vessels from Navios Europe I which had subsequently been refinanced from Hellenic Bank Public Company Limited in June 2020
Supplemental ABN Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Sep. 30, 2020
Long-Term Debt, Description																																																				to extend the terms of the then outstanding balance
Maturity date																																																				second quarter of 2021
Long-Term Line of Credit																																																								$ 3,369,000
Supplemental ABN Credit Facility [Member] | Up to maturity date [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				6.00%
Supplemental ABN Credit Facility [Member] | Up to February 28, 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate																																																				4.00%
ABN $32.2m Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Jun. 26, 2020
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 32,200,000
Long-Term Debt, Description																																																				to finance the acquisition of the five drybulk vessels acquired from Navios Europe II
Repayments of Debt					$ 4,581,000
Maturity date																																																				second quarter of 2021
Prepayments of debt																					21,525,000
ABN $32.2m Credit Facility [Member] | Up to maturity date [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				4.25%
ABN $32.2m Credit Facility [Member] | Up to December 31, 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate																																																				4.00%
ABN $55m Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Mar. 28, 2022
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 55,000,000
Long-Term Debt, Description																																																				to refinance the existing indebtedness of three of its vessels and for general corporate purposes
Proceeds from Lines of Credit				55,000,000
Maturity date																																																				first quarter of 2027
Debt Instrument, Description of Variable Rate Basis																																																				SOFR
Debt Instrument, Basis Spread on Variable Rate																																																				2.25%
Long-Term Line of Credit																																																				$ 49,900,000
Number of repayment installments																																																				17
Line of Credit Facility, Frequency of Payments																																																				quarterly
Line of Credit Facility, Periodic Payment																																																				$ 1,700,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																				$ 21,000,000
Dory Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Dec. 16, 2019
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 37,000,000
Long-Term Debt, Description																																																				to finance the acquisition of four drybulk vessels
Repayments of Debt		$ 9,500,000
Maturity date																																																				third quarter of 2022
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Prepayments of debt																					$ 24,975,000
Dory Credit Facility [Member] | First Twelve Month Period After Utilization Date [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate																																																				4.75%
Dory Credit Facility [Member] | Following Twelve Month Period After Utilization Date [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate																																																				6.00%
Dory Credit Facility [Member] | Period Commencing 24 Months After Utilization Date [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate																																																				7.00%
NBG Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Jun. 17, 2021
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 43,000,000
Long-Term Debt, Description																																																				to refinance the existing credit facilities of six dry bulk vessels
Proceeds from Lines of Credit																							$ 43,000,000
Maturity date																																																				second quarter of 2026
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				3.00%
Prepayments of debt																																	$ 6,019,000
Long-Term Line of Credit																																																				$ 29,671,000
Number of repayment installments																																																				14
Line of Credit Facility, Frequency of Payments																																																				quarterly
Line of Credit Facility, Periodic Payment																																																				$ 1,075,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																				$ 14,620,000
DNB Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Apr. 05, 2019
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 40,000,000
Number of loan tranches																																																				2
Long-Term Debt, Description																																																				to refinance two Capesize vessels, previously included in the Term Loan B collateral package
Proceeds from Lines of Credit																																										$ 34,350,000
Maturity date																																																				second quarter of 2024
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				2.75%
Prepayments of debt																																																					$ 26,710,000
DNB $72.71m Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Dec. 13, 2021
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 72,710,000
Long-Term Debt, Description																																																				for the refinancing of the existing credit facilities of three tanker vessels and two dry bulk vessels
Proceeds from Lines of Credit																																																		$ 72,710,000
Maturity date																																																				fourth quarter of 2026
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR plus a margin (ranging from 270 bps to 280 bps per annum depending on the emission efficiency ratio of the vessels as defined in the loan agreement)
Long-Term Line of Credit																																																				$ 63,790,000
Number of repayment installments																																																				15
Line of Credit Facility, Frequency of Payments																																																				quarterly
Line of Credit Facility, Periodic Payment																																																				$ 2,230,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																				$ 30,340,000
DNB $18m Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Aug. 19, 2021
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 18,000,000
Long-Term Debt, Description																																																				to finance part of the acquisition cost of the Navios Azimuth
Proceeds from Lines of Credit																																				$ 18,000,000
Maturity date																																																				third quarter of 2026
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				2.85%
Long-Term Line of Credit																																																				$ 14,800,000
Number of repayment installments																																																				15
Line of Credit Facility, Frequency of Payments																																																				quarterly
Line of Credit Facility, Periodic Payment																																																				$ 640,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																				$ 5,200,000
CACIB Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Jul. 04, 2019
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 52,800,000
Number of loan tranches																																																				4
Long-Term Debt, Description																																																				to refinance three Capesize vessels and one Panamax vessel, previously included in the Term Loan B collateral package
Prepayments of debt																																			$ 11,404,000
Number of vessels released as collateral																																																				1
CACIB Credit Facility [Member] | Tranche A, B and C [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																																					$ 36,516,000
CACIB Credit Facility [Member] | Tranche D[Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																																													$ 16,284,000
CACIB $15m Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 15,000,000
Maturity date																																																				second quarter of 2025
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				2.75%
Long-Term Line of Credit																																																				$ 21,896,000
Number of repayment installments																																																				5
Line of Credit Facility, Frequency of Payments																																																				semiannual
Line of Credit Facility, Periodic Payment																																																				$ 2,300,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																				$ 10,396,000
CACIB $33m Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Sep. 28, 2020
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 33,000,000
Long-Term Debt, Description																																																				to finance the acquisition of the two drybulk vessels acquired from Navios Holdings
Proceeds from Lines of Credit																																									$ 33,000,000
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				3.25%
Prepayments of debt						$ 32,150,000
CACIB $58m Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Mar. 23, 2021
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 58,000,000
Long-Term Debt, Description																																																				to refinance the CACIB credit facility dated September 28, 2020 and to partially finance the acquisition of the Navios Centaurus and the Navios Avior.
Proceeds from Lines of Credit						$ 58,000,000
Maturity date																																																				first quarter of 2026
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				3.00%
Long-Term Line of Credit																																																				$ 46,000,000
Number of repayment installments																																																				13
Line of Credit Facility, Frequency of Payments																																																				quarterly
Line of Credit Facility, Periodic Payment																																																				$ 1,600,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																				$ 25,200,000
KFW Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Sep. 30, 2022
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 86,240,000
Long-Term Debt, Description																																																				to finance the acquisition of two containership vessels, currently under construction
Maturity date																																																				seven years after the drawdown date
Debt Instrument, Description of Variable Rate Basis																																																				SOFR
Debt Instrument, Basis Spread on Variable Rate																																																				2.00%
First-Citizens Bank & Trust Company Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Dec. 21, 2022
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 44,200,000
Long-Term Debt, Description																																																				to refinance the existing indebtedness of three of its tanker vessels and for general corporate purposes
Maturity date																																																				five years after the drawdown date
Debt Instrument, Description of Variable Rate Basis																																																				Term SOFR
Debt Instrument, Basis Spread on Variable Rate																																																				1.95%
ABN $50m Credit Facility [Member] | Upon completion of the NMCI Merger [member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Dec. 03, 2018
Number of loan tranches																																																				2
Proceeds from Lines of Credit																																																							$ 50,000,000
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				3.50%
Prepayments of debt				$ 12,300,000
Discount																																																							$ 500,000
ABN $50m Credit Facility [Member] | Upon completion of the NMCI Merger [member] | Tranche A [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 41,200,000
Long-Term Debt, Description																																																				to refinance the outstanding debt of four containerships and to partially finance the acquisition of one containership
ABN $50m Credit Facility [Member] | Upon completion of the NMCI Merger [member] | Tranche B [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 8,800,000
Long-Term Debt, Description																																																				to partially finance the acquisition of one containership
Supplemental ABN Credit Facility [Member] | Upon completion of the NMCI Merger [member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Jun. 28, 2019
Maturity date																																																				fourth quarter of 2022
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				3.50%
Prepayments of debt																								9,400,000
Long-Term Line of Credit																								$ 13,050,000
Number of repayment installments																																																				4
Line of Credit Facility, Frequency of Payments																																																				quarterly
Line of Credit Facility, Periodic Payment																																																				$ 750,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																				$ 10,050,000
Number of vessels released as collateral																																																				2
BNP Paribas [Member] | Upon completion of the NMCI Merger [member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Jun. 26, 2019
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 54,000,000
Long-Term Debt, Description																																																				to refinance the existing facilities of seven containerships
Proceeds from Lines of Credit																									$ 48,750,000
Maturity date																																																				second quarter of 2024
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR
Debt Instrument, Basis Spread on Variable Rate																																																				3.00%
Long-Term Line of Credit																																																				$ 23,698,000
Number of repayment installments																																																				6
Line of Credit Facility, Frequency of Payments																																																				quarterly
Line of Credit Facility, Periodic Payment																																																				$ 1,693,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																				$ 13,542,000
Discount																									$ 405,000
8 1/8% First Priority Ship Mortgages [Member] | Upon Acquisition Of Navios Acquisition [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption, Description																																																				On August 26, 2021, Navios Acquisition called for redemption all of its outstanding 8 1/8% First Priority Ship Mortgages (“Ship Mortgage Notes”) by delivery of a redemption notice to the registered holders of the Ship Mortgage Notes and remitted to the indenture trustee the aggregate redemption price payable to the holders of the Ship Mortgage Notes to satisfy and discharge Navios Acquisition’s obligations under the indenture relating to the Ship Mortgage Notes.
Debt Instrument, Repurchase Amount																																																				$ 397,478,000
Redemption date																																																				September 25, 2021
8 1/8% First Priority Ship Mortgages [Member] | Upon Acquisition Of Navios Acquisition [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares																																																				44,117,647
Sale of Stock, Consideration Received on Transaction																																																				$ 150,000,000
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank [Member] | Upon Acquisition Of Navios Acquisition [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																																																				Dec. 29, 2011
Line of Credit Facility, Maximum Borrowing Capacity																																																				$ 56,250,000
Long-Term Debt, Description																																																				to partially finance the purchase price of two MR2 product tanker vessels
Debt Instrument, Description of Variable Rate Basis																																																				LIBOR plus: (a) up to but not including the drawdown date, 175 bps per annum; (b) thereafter until, but not including, the tenth repayment date, 250 bps per annum; and (c) thereafter 300 bps per annum
Prepayments of debt																																																		$ 33,594,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																				$ 15,625,000
Number of loan tranches																																																				2
Amount of each tranche																																																				$ 28,125,000
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank [Member] | Tranche A [Member] | Upon Acquisition Of Navios Acquisition [Member]
Debt Instrument [Line Items]
Number of repayment installments																																																				32
Line of Credit Facility, Frequency of Payments																																																				quarterly
Line of Credit Facility, Periodic Payment																																																				$ 391,000
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank [Member] | Tranche B [Member] | Upon Acquisition Of Navios Acquisition [Member]
Debt Instrument [Line Items]
Number of repayment installments																																																				32
Line of Credit Facility, Frequency of Payments																																																				quarterly
Line of Credit Facility, Periodic Payment																																																				$ 391,000